U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1.   Name  and address of issuer: Prudential
          High  Yield  Fund, Inc.,  100  Mulberry
          Street,  Gateway Center Three,  Newark,
          New Jersey 07102-4077.

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     [X]

     3.   Investment  Company  Act  File  Number:
          811-2896.
          Securities Act File Number: 2-63394.

     4(a).Last day of fiscal year for which this Form is filed: December 31, 1999.

       (b).[  ]  Check box if this Form is  being
filed late(i.e., more
          than 90 calendar days after the end  of
          the   issuer's   fiscal   year).   (See
          Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last  time
     the issuer will be      filing this Form

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold    during   the   fiscal   year
pursuant
             to section 24(f):                      $3,148,641,605

          (ii)   Aggregate  price  of  securities
redeemed
             or  repurchased  during  the  fiscal
year
             (if                     applicable):
$3,318,305,049

         (iii)   Aggregate  price  of  securities
redeemed
             or   repurchased  during  any  prior
fiscal
             year  ending no earlier than October
11,
             1995  that were not previously  used
to
             reduce registration fees payable  to
the
             Commission.
$      0

        (iv)Total available redemption credits
               [add   items  5(ii)  and   5(iii).
$3,318,305,049
         (v)Net sales - If item 5(i) is greater
             than Item 5(iv) [subtract item 5(iv)
             from item 5(i).                         $      0
        (vi)      Redemption credits available for use
             in future years.
              -if  item  5(i) is less  than  item
5(iv)
               [subtract  item  5(i)  from   item
(5(iv)]  $ 169,663,444

       (vii)     Multiplier for determining registration
             fee (See instuction C.9):               x   .000264
      (viii)    Registration fee due [multiply item 5(v)
              by item 5(vii)] enter "0" if no fee
is
             due.                                    =$     0

          6.   Prepaid Shares

           If  the  response  to  item  5(i)  was
determined  by  deducting        an   amount   of
securities that were registered under the            Securities Act of
1933 pursuant to rule 24e-2 as in            effect before [effective
date of rescission of rule 24e-         2], then report the amount of
securities (number of              shares or other units) deducted
here:    0     . If there          is   a number of shares or other
units that were                    registered pursuant to rule 24e-2
remaining unsold at the       end of the fiscal year for which this
form is filed that       are available for use by the issuer in future
fiscal              years, then state that number here:    0    .

      7.    Interest due - if this Form is  being
filed
             more than 90 days after the end of the of
               the   issuer's  fiscal  year  (See
     Instruction D):+$    0

             8.      Total    amount    of    the
registration fee due
                 plus   any  interest  due  [line
5(viii)plus
                            line              7]:
     =$                                         0

          9.    Date  the  registration  fee  and
any interest payment was
           sent   to  the  Commission's   lockbox
depository:


         Method of Delivery:

                   [ ] Wire Transfer
                   [ ] Mail or other means


                            SIGNATURES

This report has been signed below by the
following persons on           behalf of the
issuer and in the capacities and on the dates indicated.

By (Signature and Title)/s/ Deborah A. Docs

                         Secretary

Date  March 21, 2000